Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (13,987,000)	$ (12,308,000)	$ (10,310,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Write-off of inventory			597,000
Depreciation and amortization	88,000	78,000	39,000
Change in fair value of convertible preferred stock warrant liability			(250,000)
Change in fair value of maturity date preferred stock warrant liability			(10,000)
Change in fair value of convertible shareholder notes derivative liability			1,224,000
Share-based Payment Arrangement, Noncash Expense, Total	2,774,000	2,707,000	942,000
Non-cash interest expense on convertible shareholder notes			1,736,000
Changes in operating assets and liabilities:
Accounts receivable	(179,000)	(21,000)	33,000
Inventory	49,000	(56,000)	27,000
Prepaid expenses and other current assets	(104,000)	16,000	(110,000)
Other assets			(11,000)
Accounts payable	119,000	377,000	(17,000)
Accrued liabilities excluding accrued interest on convertible note	240,000	415,000	530,000
Deferred revenue	(65,000)	96,000	32,000
Deferred rent	(4,000)	25,000	26,000
Net cash used in operating activities	(11,069,000)	(8,671,000)	(5,522,000)
Investing activities:
Purchase of property and equipment	(66,000)	(136,000)
Cash acquired in reverse merger			19,017,000
Payment of transaction costs of reverse merger			(96,000)
Purchase of short-term investments		(1,800,000)
Maturity of short-term investments		1,800,000
Net cash (used) provided by investing activities	(66,000)	(136,000)	18,921,000
Financing activities:
Proceeds from Issuance of Common Stock and Warrants	3,800,000
Proceeds from issuance of convertible notes and warrants			4,374,000
Proceeds from the exercise of common stock options	4,000	144,000	22,000
Net cash provided by financing activities	3,804,000	144,000	4,396,000
Net (decrease) increase in cash and cash equivalents	(7,331,000)	(8,663,000)	17,795,000
Cash and cash equivalents at beginning of period	12,689,000	21,352,000	3,557,000
Cash and cash equivalents at end of period	5,358,000	12,689,000	21,352,000
Supplemental disclosure for noncash investing and financing activities:
Exchange of convertible preferred stock warrants for common stock			25,000
Conversion of convertible shareholder notes and related interest payable			12,156,000
Reclassification of convertible shareholder notes derivative liability			2,268,000
Conversion of preferred stock			$ 46,030,000